Organization and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 25, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Net cash used in operating activities		$ (1,060,000)	$ (585,000)	$ (3,063,000)	$ (2,256,000)
Percentage of sales decreased during period		30.00%		7.00%	73.00%
Total Stockholders' Deficit		$ (12,814,000)		$ (11,589,000)
Notes payable aggregate amount		2,861,000		2,867,000
FDIC insured limit		250,000		250,000
Net loss		(2,867,000)	(9,946,000)	(17,245,000)	$ (10,088,000)
Research and development costs		154,000	$ 145,000	566,000	520,000
Cash		$ 974,000		2,084,000	162,000
Allowance for doubtful debts				20,000	20,000
Derivative liabilities				0	163,000
Reverse stock split	On June 25, 2020, the Company completed a 1:500 reverse stock split of the Company’s
Advertising, sales and marketing costs				$ 103,000	$ 2,000
One customer [Member] | Revenues [Member]
Concentration Risk, Percentage		38.00%	72.00%	36.00%
One customer [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage		59.00%		65.00%	50.00%
Two customer [Member] | Revenues [Member]
Concentration Risk, Percentage		26.00%	15.00%	32.00%
Two customer [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage		18.00%		14.00%	24.00%
Three customer [Member] | Revenues [Member]
Concentration Risk, Percentage		11.00%		19.00%
Three customer [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage					10.00%
BST [Member]
Ownership interest held by company		49.00%		49.00%
Ownership interest held by three executive officers		31.00%		31.00%
Noncontrolling interest percentage		51.00%		51.00%
Management fee per month		$ 36,000		$ 36,000
Financing milestone reached amount		1,000,000		1,000,000
Additional management fee owed amount		$ 5,000,000		$ 5,000,000
Management fee description		The Company and BST have a management agreement pursuant to which BST shall remit a management fee of $36,000 per month to the Company, and when BST reaches a milestone of $1,000,000 in financing, an additional management fee of $5,000,000 shall be owed to the Company, payable monthly over three years		The Company and BST have a management agreement pursuant to which BST shall remit a management fee of $36,000 per month to the Company, and when BST reaches a milestone of $1,000,000 in financing, an additional management fee of $5,000,000 shall be owed to the Company, payable monthly over three years